Plant, Property and Equipment, Net - Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	$ 72,706,728	$ 66,543,181
Construction in progress	1,845,184	2,994,832
Less: accumulated depreciation	(11,721,547)	(9,034,739)
Plants, property and equipment, net	62,830,365	60,503,274
Building [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	30,749,562	28,882,829
Machines [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	39,643,894	35,486,639
Vehicles [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	470,561	461,813
Electronic equipment [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	1,095,609	983,675
Furniture, fixtures and equipment [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	339,256	327,961
Leasehold improvements [Member]
Schedule of Plant, Property and Equipment, Stated at Cost Less Accumulated Depreciation [Line Items]
Plants, property and equipment, gross	$ 407,846	$ 400,264